Allowance for Loan Losses - Credit Exposures by Internally Assigned Grades (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	$ 1,674,591,000	$ 1,301,919,000
Commercial and Agriculture [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	409,876,000	203,110,000
Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	278,413,000	245,606,000
Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	705,072,000	592,222,000
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	87,601,000	80,312,000
Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	159,661,000	145,260,000
Farm Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	33,102,000	34,114,000
Consumer and Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	866,000	1,295,000
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	1,525,796,000	1,276,090,000
Pass [Member] | Commercial and Agriculture [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	401,636,000	199,649,000
Pass [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	248,316,000	237,171,000
Pass [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	604,909,000	588,633,000
Pass [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	81,409,000	73,289,000
Pass [Member] | Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	158,207,000	145,251,000
Pass [Member] | Farm Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	30,486,000	30,808,000
Pass [Member] | Consumer and Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	833,000	1,289,000
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	84,017,000	11,103,000
Special Mention [Member] | Commercial and Agriculture [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	4,472,000	2,236,000
Special Mention [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	19,429,000	5,617,000
Special Mention [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	58,270,000	2,155,000
Special Mention [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	668,000	528,000
Special Mention [Member] | Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	962,000
Special Mention [Member] | Farm Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	216,000	567,000
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	64,778,000	14,726,000
Substandard [Member] | Commercial and Agriculture [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	3,768,000	1,225,000
Substandard [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	10,668,000	2,818,000
Substandard [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	41,893,000	1,434,000
Substandard [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	5,524,000	6,495,000
Substandard [Member] | Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	492,000	9,000
Substandard [Member] | Farm Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	2,400,000	2,739,000
Substandard [Member] | Consumer and Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	$ 33,000	$ 6,000